Property, Equipment and Software, Net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	¥ 7,174,000	¥ 11,511,000	¥ 61,843,000
Impairment charges	¥ 0	¥ 0	0
Server | Disposal Group, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Disposal plan, carrying amount of assets			23,540,000
Disposal plan, cost of assets			158,176,000
Disposal plan, accumulated depreciation			134,636,000
Disposal plan, total cash consideration			34,111,000
Disposal plan, difference between the carrying amount and the consideration			¥ 10,571,000